Reverse Takeover (Details 1)	12 Months Ended
Oct. 31, 2019 USD ($)
Reverse Takeover
Consideration transferred by shareholders of GR Unlimited	$ 1,504,510
Balance of purchase price in excess of the fair value of acquired assets and liabilities of Grown Rogue Canada	856,059
Cash Transaction costs	1,093,221
Total Transaction costs during the year ended October 31, 2019, as reported on the statement of comprehensive loss	$ 3,453,790